Schedule Of Carrying Values Of Goodwill Assigned To Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Balance at beginning of year	$ 119,694	$ 123,304
Goodwill impairment	(112,347)	(3,610)
Balance at beginning of year	7,347	119,694
Cell Therapy [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at beginning of year	112,347	112,347
Goodwill impairment	(112,347)
Balance at beginning of year		112,347
Degenerative Disease [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at beginning of year		3,610
Goodwill impairment		(3,610)
Balance at beginning of year
Biobanking [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at beginning of year	7,347	7,347
Goodwill impairment
Balance at beginning of year	$ 7,347	$ 7,347